DERIVATIVE INSTRUMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Gain (loss) on derivatives recognized in OCI, Description	Operating expenses	Operating expenses
Gain (loss) on derivatives recognized in OCI	$ 1,215	$ 318
Gain (loss) recognized in income on derivatives (effective portion)	$ (1,663)	$ (425)